Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Pretax income (loss) in the Netherlands	$ 7,062	$ (38,242)	$ (77,433)
Pretax income (loss) from foreign operations	618,771	477,714	(343)
Income (loss) before income tax (benefit) expense	$ 625,833	$ 439,472	$ (77,776)